Investment in Associates - Schedule of Fair Value of the Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Investment [Abstract]
Balance at beginning	$ 952	$ 781
Investment following achievement of first milestone			$ 400
Equity losses from investment in MitoCareX	(500)	(429)	(210)
Investment in 2025	43
Sale of investment in MitoCareX	(495)
Balance at ending		952	$ 781
Investment following achievement of second milestone		$ 600